UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2004

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/Joshua H. Landes
-------------------------------------
New York, New York
August 13, 2004

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     117

Form 13F Information Table Value Total:     $218,996,000

List of Other Included Managers:

                                        No. 1:
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006

                                          FORM 13F INFORMATION TABLE
                                           ------------------------

Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)

3Com Corp.                COM        885535104    1,228            198,000            SH
Acme Communication Inc.   COM        004631107    4,466            656,800            SH
Ampal-American Israel     CL A       032015109    1,126            355,254            SH
Corp.
Angelica Corp.            COM        034663104    7,533            300,000            SH
Armor Holdings, Inc.      COM        042260109    17,578           517,000            SH
Ashland Inc.              COM        044204105    3,961            75,000             SH
Ashworth Inc.             COM        04516H101    390              47,500             SH
Avalon Holdings Corp.     CL A       05343P109    34               11,700             SH
Banta Corp.               COM        066821109    1,670            37,600             SH
Barrett Business          COM        068463108    3,675            251,897            SH
Services Inc.
Bexil Corp.               COM        088577101    198              11,200             SH
Bindview Development      COM        090327107    151              43,258             SH
Corp.
Blair Corp.               COM        092828102    5,208            180,200            SH
Brigham Exploration Co.   COM        109178103    915              100,000            SH
Cadmus Communications     COM        127587103    575              39,150             SH
Corp.
Cagles Inc.               CL A       127703106    1,240            89,500             SH
Canadian Superior         COM        136644101    166              110,900            SH
Energy Inc.
Capital Senior Living     COM        140475104    140              29,200             SH
Corp.


TOTAL                                             $ 50,254         3,054,159
                                                  --------         ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other Managers   Voting Authority
                          discretion

                                                         Sole      Shared     None
3Com Corp.                SOLE          Filer + No. 1    SOLE
Acme Communication Inc.   SOLE          Filer + No. 1    SOLE
Ampal-American Israel     SOLE          Filer + No. 1    SOLE
Corp.
Angelica Corp.            SOLE          Filer + No. 1    SOLE
Armor Holdings, Inc.      SOLE          Filer + No. 1    SOLE
Ashland Inc.              SOLE          Filer + No. 1    SOLE
Ashworth Inc.             SOLE          Filer + No. 1    SOLE
Avalon Holdings Corp.     SOLE          Filer + No. 1    SOLE
Banta Corp.               SOLE          Filer + No. 1    SOLE
Barrett Business          SOLE          Filer + No. 1    SOLE
Services Inc.
Bexil Corp.               SOLE          Filer + No. 1    SOLE
Bindview Development      SOLE          Filer + No. 1    SOLE
Corp.
Blair Corp.               SOLE          Filer + No. 1    SOLE
Brigham Exploration Co.   SOLE          Filer + No. 1    SOLE
Cadmus Communications     SOLE          Filer + No. 1    SOLE
Corp.
Cagles Inc.               SOLE          Filer + No. 1    SOLE
Canadian Superior         SOLE          Filer + No. 1    SOLE
Energy Inc.
Capital Senior Living     SOLE          Filer + No. 1    SOLE
Corp.


Column 1:                Column 2:     Column 3:   Column 4:                           Column 5:

Name of Issuer           Title of      CUSIP       Fair Market       Shares or         SH/PRN     Put/Call
                         Class         Number      Value             Principal Amount
                                                   (in thousands)

Central European Media   CL A          G20045202   226               10,000            SH
Enterprises
Central Freight Lines,   COM           153491105   2,878             363,800           SH
Inc.
Cherokee Inc.            COM           16444H102   288               11,555            SH
Clarus Corp.             COM           182707109   1,380             120,000           SH
Collectors Universe      COM           19421R200   641               49,242            SH
Inc.
Core Laboratories NV     COM           N22717107   2,300             100,000           SH
Cornell Companies Inc.   COM           219141108   2,725             200,400           SH
Cronos Group, S.A.       SHS           L20708100   1,601             249,300           SH
Curative Health          COM           23126W100   696               80,000            SH
Services, Inc.
CyberSource Corp.        COM           23251J106   167               20,000            SH
Dobson Communications    CLA           256069105   324               100,000           SH
Corp.
DoubleClick Inc.         COM           258609304   326               42,000            SH
E-Loan Inc.              COM           26861P107   135               50,000            SH
eLoyalty Corp.           COM           290151307   83                13,200            SH
Energy Partners Ltd.     COM           29270U105   525               34,300            SH
Enesco Group Inc.        COM           292973104   4,525             505,000           SH
Falcon Products Inc.     COM           306075102   65                24,400            SH
FindWhat.com             COM           317794105   521               22,500            SH
First Acceptance Corp.   COM           318457108   1,352             193,200           SH
First Aviation           COM           31865W108   8,677             2,065,934         SH
Services Inc.
First Data Corp.         COM           319963104   445               10,000            SH
First Union Real         COM SH BEN    337400105   108               34,146            SH
Estate Equity and        INT
Mortgage Investments
Foster L B Co.           COM           350060109   800               100,000           SH
Frozen Food Express      COM           359360104   2,049             300,000           SH
Industries Inc.


TOTAL                                              $ 32,837          4,698,977
                                                   --------          ---------


Column 1:                Column 6:     Column 7:       Column 8:

Name of Issuer           Investment    Other Managers  Voting Authority
                         discretion

                                                       Sole      Shared     None
Central European Media   SOLE          Filer + No. 1   SOLE
Enterprises
Central Freight Lines,   SOLE          Filer + No. 1   SOLE
Inc.
Cherokee Inc.            SOLE          Filer + No. 1   SOLE
Clarus Corp.             SOLE          Filer + No. 1   SOLE
Collectors Universe      SOLE          Filer + No. 1   SOLE
Inc.
Core Laboratories NV     SOLE          Filer + No. 1   SOLE
Cornell Companies Inc.   SOLE          Filer + No. 1   SOLE
Cronos Group, S.A.       SOLE          Filer + No. 1   SOLE
Curative Health          SOLE          Filer + No. 1   SOLE
Services
CyberSource Corp.        SOLE          Filer + No. 1   SOLE
Dobson Communications    SOLE          Filer + No. 1   SOLE
Corp.
DoubleClick Inc.         SOLE          Filer + No. 1   SOLE
E-Loan Inc.              SOLE          Filer + No. 1   SOLE
eLoyalty Corp.           SOLE          Filer + No. 1   SOLE
Energy Partners Ltd.     SOLE          Filer + No. 1   SOLE
Enesco Group Inc.        SOLE          Filer + No. 1   SOLE
Falcon Products Inc.     SOLE          Filer + No. 1   SOLE
FindWhat.com             SOLE          Filer + No. 1   SOLE
First Acceptance Corp.   SOLE          Filer + No. 1   SOLE
First Aviation           SOLE          Filer + No. 1   SOLE
Services Inc.
First Data Corp.         SOLE          Filer + No. 1   SOLE
First Union Real         SOLE          Filer + No. 1   SOLE
Estate Equity and
Mortgage Investments
Foster L B Co.           SOLE          Filer + No. 1   SOLE
Frozen Food Express      SOLE          Filer + No. 1   SOLE
Industries Inc.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                          Class      Number       Value            Principal Amount
                                                  (in thousands)

G-III Apparel Group Ltd.  COM        36237H101    3,487            449,932            SH
Gencorp Inc.              COM        368682100    4,017            300,000            SH
Global Industries Ltd.    COM        379336100    359              62,900             SH
Gold Fields Ltd.          SPONSORED  38059T106    1,051            100,000            SH
                          ADR
Golden Enterprises Inc.   COM        381010107    44               16,200             SH
Griffon Corp.             COM        398433102    3,565            160,000            SH
Harris Interactive Inc.   COM        414549105    161              24,000             SH
Hollywood Media Corp.     COM        436233100    5,292            1,453,865          SH
IAC/InterActiveCorp       COM        45840Q101    302              10,000             SH
ICO Inc.                  COM        449293109    3,968            1,771,343          SH
IDT Corp.                 CL B       448947309    2,545            138,000            SH
Interwoven, Inc.          COM        46114T508    290              28,750             SH
Investools, Inc.          COM        46145P103    760              350,000            SH
Jameson Inns Inc.         COM        470457102    117              53,300             SH
Jarden Corp.              COM        471109108    2,443            67,869             SH
Key Energy Services,      COM        492914106    944              100,000            SH
Inc.
Keynote Systems Inc.      COM        493308100    1,307            95,000             SH
Ladish Inc.               COM        505754200    3,641            425,363            SH
Laidlaw International,    COM        50730R102    6,610            510,000            SH
Inc.
Landec Corp.              COM        514766104    3,078            450,000            SH
Langer Inc.               COM        515707107    247              39,900             SH
Layne Christensen Co.     COM        521050104    14,129           857,334            SH
Liberty Media             COM SER A  530719103    4,265            115,260            SH
International, Inc.
Lightbridge Inc.          COM        532226107    851              152,000            SH
Lubys Inc.                COM        549282101    2,213            320,200            SH
Management Network        COM        561693102    264              106,400            SH
Group Inc.
Marisa Christina Inc.     COM        570268102    64               52,600             SH



TOTAL                                             $ 66,014         8,210,216
                                                  --------         ---------


Column 1:                 Column 6:     Column 7:        Column 8:

Name of Issuer            Investment    Other managers   Voting Authority
                          discretion


G-III Apparel Group Ltd.  SOLE          Filer + No. 1    SOLE
Gencorp Inc.              SOLE          Filer + No. 1    SOLE
Global Industries Ltd.    SOLE          Filer + No. 1    SOLE
Gold Fields Ltd.          SOLE          Filer + No. 1    SOLE

Golden Enterprises Inc.   SOLE          Filer + No. 1    SOLE
Griffon Corp.             SOLE          Filer + No. 1    SOLE
Harris Interactive Inc.   SOLE          Filer + No. 1    SOLE
Hollywood Media Corp.     SOLE          Filer + No. 1    SOLE
IAC/InterActiveCorp       SOLE          Filer + No. 1    SOLE
ICO Inc.                  SOLE          Filer + No. 1    SOLE
IDT Corp.                 SOLE          Filer + No. 1    SOLE
Interwoven, Inc.          SOLE          Filer + No. 1    SOLE
Investools, Inc.          SOLE          Filer + No. 1    SOLE
Jameson Inns Inc.         SOLE          Filer + No. 1    SOLE
Jarden Corp.              SOLE          Filer + No. 1    SOLE
Key Energy Services,      SOLE          Filer + No. 1    SOLE
Inc.
Keynote Systems Inc.      SOLE          Filer + No. 1    SOLE
Ladish Inc.               SOLE          Filer + No. 1    SOLE
Laidlaw International,    SOLE          Filer + No. 1    SOLE
Inc.
Landec Corp.              SOLE          Filer + No. 1    SOLE
Langer Inc.               SOLE          Filer + No. 1    SOLE
Layne Christensen Co.     SOLE          Filer + No. 1    SOLE
Liberty Media             SOLE          Filer + No. 1    SOLE
International, Inc.
Lightbridge Inc.          SOLE          Filer + No. 1    SOLE
Lubys Inc.                SOLE          Filer + No. 1    SOLE
Management Network        SOLE          Filer + No. 1    SOLE
Group Inc.
Marisa Christina Inc.     SOLE          Filer + No. 1    SOLE



Column 1:                               Column 2:  Column 3:    Column 4:                           Column 5:

Name of Issuer                          Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call
                                        Class      Number       Value            Principal Amount
                                                                (in thousands)

Marketwatch.com, Inc.                   COM        570619106    715              61,101             SH
Mediware Information Systems Inc.       COM        584946107    1,283            100,300            SH
Mission Resources Corp.                 COM        605109107    656              115,100            SH
Modem Media Inc.                        CL A       607533106    81               15,600             SH
MVC Capital                             COM        553829102    4,869            515,800            SH
Napco Security Systems Inc.             COM        630402105    386              51,890             SH
Net Perceptions Inc.                    COM        64107U101    169              252,000            SH
Newmont Mining Corp.                    COM        651639106    1,938            50,000             SH
Nobel Learning Commuities Inc.          COM        654889104    3,328            488,650            SH
Novoste Corp.                           COM        67010C100    1,229            450,000            SH
NRG Energy Inc.                         COM        629377508    4,486            180,898            SH
On Assignment Inc.                      COM        682159108    58               10,000             SH
Opticare Health Systems Inc.            COM        68386P105    144              343,005            SH
PSB Bancorp. Inc.                       COM        693604100    120              12,000             SH
Parallel Pete Corp.                     COM        699157103    406              80,000             SH
Paxson Communications Corp.             COM        704231109    163              50,000             SH
Pegasystems Inc.                        COM        705573103    91               10,502             SH
Price Legacy Corp                       COM        74144P502    9,322            505,000            SH
Pricesmart Inc.                         COM        741511109    312              50,000             SH
RCM Technologies Inc.                   COM        749360400    2,350            370,000            SH
RailAmerica Inc.                        COM        750753105    2,125            145,566            SH
Range Resource Corp.                    COM        75281A109    2,628            180,000            SH
Refac                                   COM        758960108    57               11,840             SH
S1 Corporation                          COM        78463B101    99               10,000             SH

TOTAL                                                           $  37,015        4,059,252
                                                                ---------        ---------


Column 1:                               Column 6:             Column 7:                 Column 8:

Name of Issuer                          Investment            Other Managers            Voting Authority
                                        discretion
Marketwatch.com, Inc.                   SOLE                  Filer + No. 1             SOLE
Mediware Information Systems Inc.       SOLE                  Filer + No. 1             SOLE
Mission Resources Corp.                 SOLE                  Filer + No. 1             SOLE
Modem Media Inc.                        SOLE                  Filer + No. 1             SOLE
MVC Capital                             SOLE                  Filer + No. 1             SOLE
Napco Security Systems Inc.             SOLE                  Filer + No. 1             SOLE
Net Perceptions Inc.                    SOLE                  Filer + No. 1             SOLE
Newmont Mining Corp.                    SOLE                  Filer + No. 1             SOLE
Nobel Learning Commuities Inc.          SOLE                  Filer + No. 1             SOLE
Novoste Corp.                           SOLE                  Filer + No. 1             SOLE
NRG Energy Inc.                         SOLE                  Filer + No. 1             SOLE
On Assignment Inc.                      SOLE                  Filer + No. 1             SOLE
Opticare Health Systems Inc.            SOLE                  Filer + No. 1             SOLE
PSB Bancorp. Inc.                       SOLE                  Filer + No. 1             SOLE
Parallel Pete Corp.                     SOLE                  Filer + No. 1             SOLE
Paxson Communications Corp.             SOLE                  Filer + No. 1             SOLE
Pegasystems Inc.                        SOLE                  Filer + No. 1             SOLE
Price Legacy Corp                       SOLE                  Filer + No. 1             SOLE
Pricesmart Inc.                         SOLE                  Filer + No. 1             SOLE
RCM Technologies Inc.                   SOLE                  Filer + No. 1             SOLE
RailAmerica Inc.                        SOLE                  Filer + No. 1             SOLE
Range Resource Corp.                    SOLE                  Filer + No. 1             SOLE
Refac                                   SOLE                  Filer + No. 1
S1 Corporation                          SOLE                  Filer + No. 1             SOLE


Column 1:                Column 2:     Column 3:    Column 4:                          Column 5:

Name of Issuer           Title of      CUSIP        Fair Market      Shares or         SH/PRN     Put/Call
                         Class         Number       Value            Principal Amount
                                                    (in thousands)

Scheid Vineyards Inc.    CL A          806403101    572              113,000           SH
SCS Transportation Inc.  COM           81111T102    1,533            58,000            SH
Select Medical Corp.     COM           816196109    2,684            200,000           SH
Sequa Corporation        CL A          817320104    5,262            90,000            SH
Sequa Corporation        CL B          817320203    448              7,500             SH
Sinclair Broadcast       CL A          829226109    2,054            200,000           SH
Group Inc.
Standard Motor           COM           853666105    1,340            91,000            SH
Products Inc.
Superior Energy          COM           868157108    2,211            220,000           SH
Services Inc.
Tasty Baking Co.         COM           876553306    1,322            140,000           SH
Teamstaff Inc.           COM           87815U204    3,545            1,489,500         SH
Tenet Healthcare Corp.   COM           88033G100    154              11,500            SH
Tetra Technologies,      COM           88162F105    2,685            100,000           SH
Inc.
Texas Genco Holdings,    COM           882443104    232              5,147             SH
Inc.
Titan Corp.              COM           888266103    1,298            100,005           SH
Trintech Group PLC       SPONSORED     896682200    280              55,900            SH
                         ADR
Tropical Sportswear      COM           89708P102    706              200,100           SH
International Corp.
TVIA Inc.                COM           87307P101    98               50,000            SH
Unifi Inc.               COM           904677101    303              103,400           SH
United Industrial Corp.  COM           910671106    4,670            200,000           SH
Unitedglobalcom Inc.     CL A          913247508    251              34,558            SH
Videsh Sanchar Nigam     SPONSORED     92659G600    205              28,000            SH
Ltd. ADR
Wheaton River Minerals   COM           962902102    842              300,000           SH
Ltd.
Williams Companies Inc.  COM           969457100    129              10,800            SH
Winmill & Co. Inc.       CL A          974259103    52               12,900            SH


TOTAL                                               $ 32,876         3,821,310
                                                    --------         ---------

GRAND TOTAL                                         $  218,996       23,843,914
                                                    ----------       ----------

Column 1:               Column 6:     Column 7:       Column 8:

Name of Issuer          Investment    Other Managers  Voting Authority
                        discretion

                                                      Sole      Shared     None
Scheid Vineyards Inc.   SOLE          Filer + No. 1   SOLE
SCS Transportation Inc. SOLE          Filer + No. 1   SOLE
Select Medical Corp.    SOLE          Filer + No. 1   SOLE
Sequa Corporation       SOLE          Filer + No. 1   SOLE
Sequa Corporation       SOLE          Filer + No. 1   SOLE
Sinclair Broadcast      SOLE          Filer + No. 1   SOLE
Group Inc.
Standard Motor          SOLE          Filer + No. 1   SOLE
Products Inc.
Superior Energy         SOLE          Filer + No. 1   SOLE
Services Inc.
Tasty Baking Co.        SOLE          Filer + No. 1   SOLE
Teamstaff Inc.          SOLE          Filer + No. 1   SOLE
Tenet Healthcare Corp.  SOLE          Filer + No. 1   SOLE
Tetra Technologies,     SOLE          Filer + No. 1   SOLE
Inc.
Texas Genco Holdings,   SOLE          Filer + No. 1   SOLE
Inc.
Titan Corp.             SOLE          Filer + No. 1   SOLE
Trintech Group PLC      SOLE          Filer + No. 1   SOLE

Tropical Sportswear     SOLE          Filer + No. 1   SOLE
International Corp.
TVIA Inc.               SOLE          Filer + No. 1   SOLE
Unifi Inc.              SOLE          Filer + No. 1   SOLE
United Industrial Corp. SOLE          Filer + No. 1   SOLE
Unitedglobalcom Inc.    SOLE          Filer + No. 1   SOLE
Videsh Sanchar Nigam    SOLE          Filer + No. 1   SOLE
Ltd. ADR
Wheaton River Minerals  SOLE          Filer + No. 1   SOLE
Ltd.
Williams Companies Inc. SOLE          Filer + No. 1   SOLE
Winmill & Co. Inc.      SOLE          Filer + No. 1   SOLE
